Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 2,000	$ 10,790,348	$ 2,971,161	$ 112,114	$ 13,875,623	$ 2,687,876	$ 16,563,499
Balance, shares at Dec. 31, 2021	20,000,000
Contribution of capital						560,985	560,985
Net income			2,372,955		2,372,955	855,167	3,228,122
Foreign currency translation adjustment				(140,178)	(140,178)	(171,798)	(311,976)
Balance at Dec. 31, 2022	$ 2,000	10,790,348	5,344,116	(28,064)	16,108,400	3,932,230	20,040,630
Balance, shares at Dec. 31, 2022	20,000,000
Net income			1,995,951		1,995,951	962,761	2,958,712
Foreign currency translation adjustment				2,017,563	2,017,563	(129,774)	1,887,789
Return of capital for unissued shares		(2,676,807)			(2,676,807)		(2,676,807)
Balance at Dec. 31, 2023	$ 2,000	8,113,541	7,340,067	1,989,499	17,445,107	4,765,217	22,210,324
Balance, shares at Dec. 31, 2023	20,000,000
Net income			1,877,237		1,877,237	167,910	2,045,147
Foreign currency translation adjustment				276,197	276,197	(129)	276,068
Return of capital for unissued shares		(5,311,880)			(5,311,880)		(5,311,880)
Acquisition of subsidiary						71,484	71,484
Acquisition of non-controlling interest		1,833,094	3,365,846	(1,601,801)	3,597,139	(3,754,487)	(157,348)
Balance at Dec. 31, 2024	$ 2,000	$ 4,634,755	$ 12,583,150	$ 663,895	$ 17,883,800	$ 1,249,995	$ 19,133,795
Balance, shares at Dec. 31, 2024	20,000,000